G4 Employee information	12 Months Ended
Dec. 31, 2018
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G4 Employee information

G4 Employee information

Employee numbers, wages and salaries

Average number of employees by gender and market area

	2018			2017
	Women	Men	Total	Women	Men	Total
South East Asia, Oceania and India	4,740	18,957	23,697	5,212	19,773	24,985
North East Asia	4,024	8,375	12,399	4,189	8,657	12,846
North America	2,057	7,520	9,577	2,337	8,595	10,932
Europe and Latin America 1) 2)	11,627	36,290	47,917	13,135	40,647	53,782
Middle East and Africa	700	3,553	4,253	920	3,904	4,824

Total	23,148	74,695	97,843	25,793	81,576	107,369
1) Of which in Sweden	3,059	9,976	13,035	3,299	11,013	14,312
2) Of which in EU	8,918	27,590	36,508	10,534	31,130	41,664

Number of employees by market area at year-end

		2018	2017
South East Asia, Oceania and India		23,959	24,495
North East Asia		12,788	12,456
North America		9,727	10,009
Europe and Latin America 1) 2)		44,621	49,231
Middle East and Africa		4,264	4,544

Total		95,359	100,735
1) Of which in Sweden		12,502	13,864
2) Of which in EU		35,268	39,508

Number of employees by gender and age at year-end 2018

	Women	Men	Percent of total
Under 25 years old	1,190	1,961	3%
25–35 years old	9,294	25,284	36%
36–45 years old	6,292	24,276	32%
46–55 years old	4,168	16,366	22%
Over 55 years old	1,426	5,102	7%

Percent of total	23%	77%	100%

Employee movements

		2018	2017
Headcount at year-end		95,359	100,735
Employees who have left the Company		16,630	21,791
Employees who have joined the Company		11,254	11,062
Temporary employees		560	676

Wages and salaries and social security expenses

(SEK million)	2018	2017
Wages and salaries	53,298	58,966
Social security expenses	13,863	17,536
Of which pension costs	4,882	5,592

Amounts related to the President and CEO and the Executive Leadership Team are included in the table above.

Remuneration to Board members and Presidents in subsidiaries

(SEK million)	2018	2017
Salary and other remuneration	273	347
Of which annual variable remuneration	28	79
Pension costs 1)	25	32

1)	Pension costs are over and above any social secutity charges and taxes.

Board members, Presidents and Group management by gender at year end

	2018		2017
	Women	Men	Women	Men
Parent Company
Board members and President	23%	77%	43%	57%
Group Management	27%	73%	36%	64%
Subsidiaries
Board members and Presidents	19%	81%	19%	81%